SALE OF PRESTEA - Narratives (Details) $ in Thousands				1 Months Ended	9 Months Ended	12 Months Ended		68 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) oz tranche	Jul. 26, 2020	May 31, 2015 oz	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) oz	Dec. 31, 2020 oz
Prestea Cash Generating Unit
Disclosure of analysis of single amount of discontinued operations [line items]
Recoverable amount of CGU							$ 0
Impairment charges							$ 56,800
Price per ounce of gold | oz							1,400
Discount rate							7.00%
Life of mine							7 years
Streaming Agreement
Disclosure of analysis of single amount of discontinued operations [line items]
Production delivery percentage		0.055		0.105		0.055
Cash purchase price as a percentage of spot gold		0.20		0.20		0.30
Gold delivered to date through Streaming Agreement (in ounces) | oz		240,000		240,000				119,997
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges						$ 0	$ 56,762
Prestea
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary					90.00%
Prestea | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			90.00%
Sale of proportion of ownership interest in subsidiary		90.00%
Deferred consideration		$ 34,300
Deferred consideration, first installment		5,000
Deferred consideration, second installment	$ 4,300	10,000
Deferred consideration, third installment		15,000
Contingent consideration receivable		$ 40,000			$ 40,000
Contingent consideration receivable, triggering event, percent of sulfide mineral resources extracted		5.00%
Contingent consideration receivable, triggering event, amount of sulfide mineral resources extracted | oz		1,760,000
Contingent consideration receivable, triggering event, amount of inferred resources | oz		70,000.00
Quantum of contingent payment if the average spot gold price is less than or equal to $1,400 per ounce		$ 20,000
Quantum of contingent payment if the average spot gold price is greater than $1,400/oz but less than or equal to $1,700/oz		30,000
Quantum of contingent payment, if the average spot gold price is greater than $1,700/oz.		$ 40,000
Contingent consideration receivable, number of tranches | tranche		2
Contingent consideration receivable, percent received in tranche one		50.00%
Declaration percentage of the sulfide mineral resources have been extracted for tranche one		5.00%
Contingent consideration receivable, percent receivable in trance two		50.00%
Declaration percentage of the sulfide mineral resources have been extracted for tranche two		5.00%
Contingent consideration received		$ 0
Transition and transaction related expenses							$ 3,300
Prestea | Discontinued operations | Minimum
Disclosure of analysis of single amount of discontinued operations [line items]
Average spot gold price ($/oz) | oz		1,400
Prestea | Discontinued operations | Maximum
Disclosure of analysis of single amount of discontinued operations [line items]
Average spot gold price ($/oz) | oz		1,700
Prestea | Discontinued operations | Weighted average cost of capital, measurement input
Disclosure of analysis of single amount of discontinued operations [line items]
Significant unobservable input, assets		0.07			0.07
Prestea | Discontinued operations | Minimum | Minimum
Disclosure of analysis of single amount of discontinued operations [line items]
Average spot gold price ($/oz) | oz		1,400
Prestea | Discontinued operations | Maximum | Maximum
Disclosure of analysis of single amount of discontinued operations [line items]
Average spot gold price ($/oz) | oz		1,700